CONSOLIDATED BALANCE SHEETS (Parenthetical)	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, Shares issued (in shares)	35,586,206	35,421,893
Common stock, Shares outstanding (in shares)	35,586,206	35,421,893